Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Less: impairment	$ (3,663)	$ (3,663)
Total	791	791	$ 4,454
Bondly HKMember
Goodwill [Line Items]
Goodwill	$ 4,454	$ 4,454